Shareholders' Equity - Share-based Compensation, Performance Shares, Vested, Intrinsic Value and Tax Benefit (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation, Performance Shares, Aggregate Intrinsic Value	$ 78
Tax benefit realized for vested RSUs and PSs tax deductions	47	47	33
Share Based Compensation, Performance Shares, Nonvested, Unrecognized Compensation Costs	62
Share Based Compensation, Performance Shares, Nonvested, Costs Recognized Weighted Average Term	1.9
Performance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of vested PSs	$ 17	$ 12	$ 15
Tax benefit realized for vested RSUs and PSs tax deductions	$ 6	$ 5	$ 6